Commitments and Contingencies (Details Textual)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) ft²	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) ft² $ / shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) ft² $ / shares shares	Dec. 31, 2014 USD ($)
Commitments and Contingencies (Textual)
Rent expense net of sublease income	$ 79,000	$ 79,000	$ 236,000	$ 233,000	$ 316,000	$ 211,000
Area of lease property | ft²	32,649		32,649		32,649
Term of lease					12 months
Lease expiration date			Dec. 31, 2016		Dec. 31, 2016
Operating leases monthly rent expense					$ 26,825
Lease agreement, Description			The lease expired on January 1, 2015 and reverted to a month-to-month lease with a monthly payment of $7,780.		The lease expired on January 1, 2015 and reverted to a month-to-month lease with a monthly payment of $7,780.
Exercise price | $ / shares			$ 12.50		$ 12.04
Standby Letter of Credit [Member]
Commitments and Contingencies (Textual)
Lease expiration date			Jun. 30, 2017		Jun. 30, 2017
Lease agreement, Description			(a) replacement of the Letter of Credit with an alternative BSS in favor of Dresser-Rand, (b) Dresser-Rand eliminating the BSS requirement under the CLA, or (c) the last day of the twenty-fourth calendar month following the commencement of the Term. In consideration of the investor's support commitment, the Company paid the investor a one-time fee equal to 4% of the amount of the Letter of Credit and is obligated to pay a monthly fee equal to 1% of the amount of the Letter of Credit for the first twelve months. If the Support Agreement has not terminated after the initial twelve months, the Company will pay another one-time fee equal to 4% of the amount of the Letter of Credit, and a monthly fee equal to 2% of the amount of the Letter of Credit for up to another twelve months.		(a) replacement of the Letter of Credit with an alternative BSS in favor of Dresser-Rand, (b) Dresser-Rand eliminating the BSS requirement under the D-R Agreement, or (c) the last day of the twenty-fourth calendar month following the commencement of the Term. In consideration of the investor's support commitment, the Company paid the investor a one-time fee equal to 4% of the amount of the Letter of Credit and is obligated to pay a monthly fee equal to 1% of the amount of the Letter of Credit for the first twelve months. If the Support Agreement has not terminated after the initial twelve months, the Company will pay another one-time fee equal to 4% of the amount of the Letter of Credit, and a monthly fee equal to 2% of the amount of the Letter of Credit for up to another twelve months.
Secured performance fees			$ 2,100,000		$ 2,100,000
Line of credit	$ 2,100,000		$ 2,100,000		$ 2,100,000
Exercise price | $ / shares					$ 15.00
Term of warrant					5 years
Warrant to purchase of common stock | shares					74,000